SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Notes)	12 Months Ended
Dec. 31, 2020
Summary of Significant Accounting Policies [Abstract]
BASIS OF PRESENTATION	Summary of Significant Accounting Policies
Basis of presentation. The Consolidated Financial Statements of First Financial Bancorp., a financial holding company, principally serving Ohio, Indiana, Kentucky and Illinois, include the accounts and operations of First Financial and its wholly owned subsidiary, First Financial Bank. All significant intercompany transactions and accounts have been eliminated in consolidation. Certain reclassifications of prior years' amounts have been made to conform to current year presentation. Such reclassifications had no effect on net earnings.
Use of estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates, assumptions and judgments that affect the amounts reported in the Consolidated Financial Statements and accompanying Notes. These estimates, assumptions and judgments are inherently subjective and my Actual realized amounts could differ materially from those estimates.

COVID-19. In the majority of 2020, First Financial's operations and financial results were significantly impacted by the COVID-19 pandemic. The spread of COVID-19 has caused significant economic disruption throughout the United States as state and local governments issued stay at home orders and temporarily closed non-essential businesses. The full financial impact from the pandemic is unknown at this time, however prolonged disruption may adversely impact several industries within the Company's geographic footprint and impair the ability of First Financial's customers to fulfill their contractual obligations to the Company. This could cause First Financial to experience a material adverse effect on business operations, asset valuations, financial condition and results of operations. Material adverse impacts may include all or a combination of valuation impairments on First Financial's intangible assets, investments, loans, mortgage servicing rights or counter-party risk derivatives.

Cash and due from banks. Cash and due from banks consist of currency, coin and cash items due from banks. Cash items due from banks include noninterest-bearing balances that are on deposit at other depository institutions.

Investment securities. First Financial classifies debt securities into three categories: HTM, trading and AFS. Management classifies investment securities into the appropriate category at the time of purchase and re-evaluates that classification as deemed appropriate.

Investment securities are classified as HTM when First Financial has the positive intent and ability to hold the securities to maturity. HTM securities are recorded at amortized cost.

Investment securities classified as trading are held principally for resale in the near-term and are recorded at fair value. Fair value is determined using quoted market prices. Gains or losses on trading securities, both realized and unrealized, are reported in noninterest income.

Investment securities not classified as either HTM or trading are classified as AFS. AFS securities are recorded at fair value, with the unrealized gains and losses, net of tax, reported as a separate component of accumulated other comprehensive income (loss) in shareholders' equity.

The amortized cost of investment securities classified as either HTM or AFS is adjusted for amortization of premiums and accretion of discounts to maturity, or in the case of mortgage-backed securities, over the estimated life of the security. Such amortization and accretion are considered an adjustment to the yield on the security and included in interest income from investments. Interest and dividends are also included in interest income from investment securities in the Consolidated Statements of Income. Realized gains and losses are based on the amortized cost of the security sold using the specific identification method.

Other investments. Other investments include holdings in FRB and FHLB stock, which are both carried at cost as well as equity securities, including class B Visa shares which are carried at fair value. Changes in the fair value of equity securities are recorded in Unrealized gain (loss) on securities in the Consolidated Statements of Income.

Loans held for sale. Loans held for sale consist of residential real estate loans newly originated for the purpose of sale to third parties, and in certain circumstances, loans previously originated that have been specifically identified by management for sale based on predetermined criteria. Loans held for sale are carried at fair value. Any subsequent change in the carrying value of transferred loans, not to exceed original cost, is recorded in the Consolidated Statements of Income. First Financial sells loans with servicing retained or released depending on pricing and market conditions.

Loans and leases. Loans and leases for which First Financial has the intent and ability to hold for the foreseeable future, or until maturity or payoff, are classified in the Consolidated Balance Sheets as loans and leases. Loans and leases are carried at the principal amount outstanding, net of unamortized deferred loan origination fees and costs, and net of unearned income. Loan origination and commitment fees received, as well as certain direct loan origination costs paid, are deferred, and the net amount is amortized as an adjustment to the related loan's yield.

Interest income on loans and leases is recorded on an accrual basis. When a loan is classified as nonaccrual, the accrual of interest income is discontinued and previously accrued, but unpaid interest is reversed. Any payments received while a loan is classified as nonaccrual are applied as a reduction to the carrying value of the loan. A loan may return to accrual status if collection of future principal and interest payments is no longer doubtful.

Allowance for credit losses - held-to-maturity securities. Management measures expected credit losses on held-to-maturity debt securities on a collective basis by security type. The estimate of expected credit losses considers historical credit loss information that is adjusted for current conditions and reasonable and supportable forecasts. Management classifies the held-to-maturity portfolio into the following major security types: Mortgage-backed, CMOs and Obligations of state and other political subdivisions.

Nearly all of the HTM securities held by the Company are issued by U.S. government entities and agencies. These securities are either explicitly or implicitly guaranteed by the U.S. government, are highly rated by major rating agencies and have a long history of no credit losses. The remainder of the Company's HTM securities are non-agency collateralized mortgage obligations and obligations of state and other political subdivisions which currently carry ratings no lower than A+. Accrued interest receivable on held-to maturity debt securities, which totaled $0.3 million as of December 31, 2020, is excluded by policy election from the estimate of credit losses.

Allowance for credit losses - available-for-sale securities. For available-for-sale debt securities in an unrealized loss position, the Company first assesses whether it intends to sell, or it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis. If either of the criteria regarding intent or requirement to sell is met, the security’s amortized cost basis is written down to fair value through income. For debt securities available-for-sale that do not meet the aforementioned criteria, the Company evaluates whether the decline in fair value has resulted from credit losses or other factors. In making this assessment, management considers the extent to which fair value is less than amortized cost, any changes to the rating of the security by a rating agency and adverse conditions specifically related to the security, among other factors. If this assessment indicates that a credit loss exists, the present value of cash flows expected to be collected from the security are compared to the amortized cost basis of the security.

If the present value of cash flows expected to be collected is less than the amortized cost basis, a credit loss exists and an allowance for credit losses is recorded, limited by the amount that the fair value is less than the amortized cost basis. Any impairment that has not been recorded through an allowance for credit loss is recognized in other comprehensive income. Changes in the allowance for credit losses are recorded as provision for credit loss expense. Losses are charged against the allowance when management believes the uncollectibility of an available-for-sale security is confirmed or when either of the criteria regarding intent or requirement to sell is met. Accrued interest receivable on available-for-sale debt securities, which totaled $12.9 million as of December 31, 2020, is excluded from the estimate of credit losses.

Allowance for credit losses - loans and leases. The allowance for credit losses is a valuation account that is deducted from the loans’ amortized cost basis to present the net amount expected to be collected on the loans. Management's determination of the adequacy of the ACL is based on an assessment of the expected credit losses on loan and leases over the expected life of the loan. The ACL is increased by provision expense and decreased by charge-offs, net of recoveries of amounts previously charged-off. Loans are charged off when management believes that the collection of the principal amount owed in full, either through payments from the borrower or a guarantor or from the liquidation of collateral, is unlikely. Expected recoveries do not exceed the aggregate of amounts previously charged-off and expected to be charged-off. Any interest that is accrued but not collected is reversed against interest income when a loan is placed on nonaccrual status, which typically occurs prior to charging off all, or a portion, of a loan. The Company made the policy election to exclude accrued interest receivable on loans and leases from the estimate of credit losses.

Management estimates the allowance balance using relevant available information from both internal and external sources, relating to past events, current conditions and reasonable and supportable forecasts. Historical credit loss experience paired with economic forecasts provide the basis for the quantitatively modeled estimation of expected credit losses. First Financial adjusts its quantitative model, as necessary, to reflect conditions not already considered by the quantitative model. These adjustments are commonly known as the Qualitative Framework.

First Financial quantitatively models expected credit loss using PD, LGD and EAD over the R&S forecast period, reversion and post-reversion periods.
Utilizing third-party software, the Bank forecasts PD by using a parameterized transition matrix approach. Average transition matrices are calculated over the TTC period, which was defined as the period from December 2007 to December 2016. TTC transition matrices are adjusted under forward-looking macroeconomic expectations to obtain R&S forecasts.
First Financial is not required to develop forecasts over full the contractual term of the financial asset or group of financial assets. Rather, for periods beyond which the entity is able to make or obtain R&S forecasts of expected credit losses, the Company reverts in a straight line manner over a one year period to an average TTC loss level that is reflective of the prepayment adjusted contractual term of the financial asset or group of financial assets. The R&S period, elected by the bank to be two years, is forecasted using econometric data sourced from Moody's, an industry-leading independent third party.

FFB utilizes a non-parametric loss curve approach embedded within a third-party software for estimating LGD. The PD multiplied by LGD produces an expected loss rate that, when calculating the ACL, is applied to contractual loan cash flows, adjusted for expected future rates of principal prepayments.
The Company adjusts its quantitative model for certain qualitative factors to reflect the extent to which management expects current conditions and R&S forecasts to differ from the conditions that existed for the period over which historical information was evaluated. The Qualitative Framework reflects changes related to relevant data, such as changes in asset quality trends, portfolio growth and composition, national and local economic factors, credit policy and administration and other factors not considered in the base quantitative model.

Loans that do not share risk characteristics are evaluated on an individual basis. First Financial will typically evaluate on an individual basis any loans that are on nonaccrual, designated as a TDR, or reasonably expected to be designated as a TDR. When management determines that foreclosure is probable or when repayment is expected to be provided substantially through the operation or sale of underlying collateral, expected credit losses are based on the fair value of the collateral at the reporting date, adjusted for selling costs. For loans evaluated on an individual basis that are not determined to be collateral dependent, a discounted cash flow analysis is performed to determine expected credit losses.

Expected credit losses are estimated over the contractual term of the loans, adjusted for expected prepayments when appropriate. The contractual term excludes expected extensions, renewals and modifications unless either of the following applies: management has a reasonable expectation at the reporting date that a troubled debt restructuring will be executed with an individual borrower or the extension or renewal options are included in the original or modified contract at the reporting date and are not unconditionally cancellable by the Company. Credit card receivables do not have stated maturities. In determining the estimated life of a credit card receivable, management first estimates the future cash flows expected to be received and then applies those expected future cash flows to the credit card balance.
Allowance for credit losses - unfunded commitments. Effective January 1, 2020, First Financial adopted ASC 326, at which time First Financial estimated expected credit losses over the contractual period in which the Company is exposed to credit risk via a contractual obligation to extend credit, unless that obligation is unconditionally cancellable by the Company. The estimate includes consideration of the likelihood that funding will occur and an estimate of expected credit losses on commitments expected to be funded over its estimated life consistent with the Company's ACL methodology for loans and leases. Adjustments to the reserve for unfunded commitments are recorded in Provision for credit losses - unfunded commitments in the Consolidated Statements of Income. The reserve for unfunded commitments is included in Accrued interest and other liabilities on the Consolidated Balance Sheets.

Prior to the adoption of ASC 326, First Financial maintained its reserve to absorb probable losses incurred in standby letters of credit and outstanding loan commitments. First Financial determined the adequacy of this reserve based upon an evaluation of the unfunded credit facilities, which included consideration of historical commitment utilization experience, credit risk ratings and historical loss rates, consistent with the Company's ALLL methodology at the time.

Premises and equipment. Premises and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation and amortization are principally computed on the straight-line method over the estimated useful lives of the assets. Useful lives generally range from 10 to 40 years for building and building improvements; 3 to 10 years for furniture, fixtures and equipment; and 3 to 5 years for software, hardware and data handling equipment. Land improvements are depreciated over 20 years and leasehold improvements are depreciated over the lesser of the term of the respective lease or the useful life of the asset. Premises and equipment are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Maintenance and repairs are expensed as incurred.

Bank-owned life insurance. First Financial purchases life insurance policies on the lives of certain employees and is the owner and beneficiary of the policies. The Bank invests in these policies to provide an efficient form of funding for long-term retirement and other employee benefits costs. The policies are included within Accrued interest and other assets in the Consolidated Balance Sheets at each policy’s respective cash surrender value with changes recorded in Other noninterest income in the Consolidated Statements of Income.

Goodwill. Under accounting for business combinations, the net assets of entities acquired by First Financial are recorded at their estimated fair value at the date of acquisition. The excess cost of the acquisition over the fair value of net assets acquired is recorded as goodwill. Goodwill and other intangible assets deemed to have indefinite lives are not amortized, but are subject to annual impairment tests. The Company is required to evaluate goodwill for impairment on an annual basis or whenever events or changes in circumstances indicate that the carrying value may not be recoverable. First Financial performs its annual impairment test effective October 1, absent events or changes in circumstances that indicate the carrying value of goodwill may not be recoverable.

The Company’s goodwill is accounted for in a single reporting unit representing the consolidated entity. Our quantitative impairment analysis utilized the discounted cash flow model for the income approach and the market multiple methodology and comparable transaction methodology as the market approach. These valuation methodologies utilize key assumptions that include forecasts of revenues and expenses derived from internal management projections for a period of five years, changes in working capital estimates, company specific discount rate derived from a rate build up approach, externally sourced bank peer group market multiples and externally sourced bank peer group change in control premium, all of which are highly subjective and require significant management judgment. Changes in these key assumptions could materially affect our estimate of the reporting unit fair value and could affect our conclusion regarding the existence of potential impairment.

Other intangible assets. Other intangible assets consist primarily of core deposit, customer list and other miscellaneous intangibles.

CDI represent the estimated value of acquired customer deposit relationships. CDI are recorded at fair value at the date of acquisition and are based on a discounted cash flow methodology that gives appropriate consideration to expected customer attrition rates, cost of the deposit base, reserve requirements and the net maintenance cost attributable to customer deposits. Core deposit intangibles are recorded in Other intangibles on the Consolidated Balance Sheets and are amortized on an accelerated basis over their estimated useful lives.

First Financial recorded a customer list intangible asset in conjunction with the Bannockburn merger to account for the obligation or advantage on the part of either the Company or the customer to continue the pre-existing relationship subsequent to the merger. The customer list intangible asset is amortized on a straight-line basis over its estimated useful life.

Other miscellaneous intangibles include purchase commissions, non-compete agreements and trade name intangibles. Other intangible assets are included in Other intangibles in the Consolidated Balance Sheets.

Other real estate owned. OREO consists of properties acquired by the Company primarily through the loan foreclosure or repossession process, or other resolution activity that results in partial or total satisfaction of problem loans. OREO properties are recorded at fair value, less estimated disposal costs (net realizable value). Losses arising at the time of acquisition of such properties are charged against the ACL. Management performs periodic valuations to assess the adequacy of recorded OREO balances and subsequent changes in the carrying value of OREO properties are recorded in the Consolidated Statements of Income. Improvements to OREO properties may be capitalized if the improvements contribute to the overall value of the property, but may not be capitalized in excess of the net realizable value of the property. When management disposes of an OREO property, any gains or losses realized at the time of disposal are reflected in the Consolidated Statements of Income.

Affordable housing projects. First Financial has investments in certain qualified affordable housing projects. These projects are indirect federal subsidies that provide tax incentives to encourage investment in the development, acquisition and rehabilitation of affordable rental housing, and allow investors to claim tax credits and other tax benefits (such as deductions from taxable income for operating losses) on their federal income tax returns. The principal risk associated with qualified affordable housing investments is the potential for noncompliance with the tax code requirements, such as failure to rent properties to qualified tenants, resulting in unavailability or recapture of the tax credits and other tax benefits. Investments in affordable housing projects are included in Accrued interest and other assets in the Consolidated Balance Sheets and are accounted for under the proportional amortization method. Under the proportional amortization method, the initial cost of the investment is amortized in proportion to the tax credits and other benefits received and recognized as a component of Income tax expense in the Consolidated Statements of Income.

Investments in historic tax credits. First Financial has noncontrolling financial investments in private investment funds and partnerships which are not consolidated. These investments may generate a return through the realization of federal and state income tax credits, as well as other tax benefits, such as tax deductions from net operating losses of the investments over a period of time. Investments in historic tax credits are accounted for under the equity method of accounting. The Company’s recorded investment in these entities is carried in Accrued interest and other assets on the Consolidated Balance Sheets. For historic tax credits, impairment is recorded in Other noninterest expense. These tax credits and other net tax benefits received are recognized as a component of income tax expense in the Consolidated Statements of Income.

Investments in renewable energy credits. First Financial has investments in renewable energy projects where it has noncontrolling interest which is not consolidated. This investment may generate a return through the realization of federal and state income tax credits, as well as other tax benefits, such as tax deductions from net operating losses of the investments over a period of time. Investments in renewable energy tax credits are accounted for under the equity method of accounting and are included in Accrued interest and other assets on the Consolidated Balance Sheets. These tax credits and other net tax benefits received are recognized as a component of income tax expense in the Consolidated Statements of Income.

Income taxes. First Financial and its subsidiaries file a consolidated federal income tax return. Each subsidiary provides for income taxes on a separate return basis, and remits to First Financial amounts determined to be currently payable. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Interest and penalties on income tax assessments or income tax refunds are recorded in Other noninterest expense in the Consolidated Statements of Income.

Pension. First Financial sponsors a non-contributory defined benefit pension plan covering substantially all employees. The measurement of the accrued benefit liability and the annual pension expense involves actuarial and economic assumptions, which include the discount rate, the expected return on plan assets and the rate of compensation increase.

Derivative instruments. First Financial accounts for its derivative financial instruments in accordance with FASB ASC Topic 815, Derivatives and Hedging. FASB ASC Topic 815 requires all derivative instruments to be carried at fair value on the balance sheet.

The accounting for changes in the fair value of derivatives is based on the intended use of the derivative and the resulting designation.  Derivatives used to hedge the exposure to changes in the fair value of an asset, liability or firm commitment attributable to a particular risk, such as interest rate risk, are considered fair value hedges.  Derivatives used to hedge the exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges.

Client derivatives - First Financial utilizes matched interest rate swaps as a means to offer commercial borrowers fixed rate funding while providing the Company with floating rate assets. Upon entering into an interest rate swap with a borrower, the Bank simultaneously enters into an offsetting swap agreement with an institutional counterparty, with substantially matching terms. These matched interest rate swap agreements generally involve the receipt by First Financial of floating rate amounts from the counterparties in exchange for payments to these counterparties by First Financial of fixed rate amounts received from commercial borrowers over the life of the agreements.

First Financial's matched interest rate swaps qualify as derivatives, but are not designated as hedging instruments. The net interest receivable or payable on matched interest rate swaps is accrued and recognized as an adjustment to interest income.  The fair values of client derivatives are included within Accrued interest and other assets and Accrued interest and other liabilities in the Consolidated Balance Sheets.

First Financial may enter into foreign exchange derivative contracts for the benefit of commercial customers to hedge their exposure to foreign currency fluctuations. Similar to the hedging of interest rate risk from interest rate derivative contracts, First Financial also enters into foreign exchange contracts with major financial institutions to economically hedge a substantial portion of the exposure from client driven foreign exchange activity. These derivatives are classified as free-standing instruments with the revaluation gain or loss recorded in Foreign exchange income in the Consolidated Statements of Income.
Credit derivatives - In conjunction with participating interests in commercial loans, First Financial periodically enters into risk participation agreements with counterparties whereby First Financial assumes a portion of the credit exposure associated with an interest rate swap on the participated loan in exchange for a fee. Under these agreements, First Financial will make payments to the counterparty if the loan customer defaults on its obligation to perform under the interest rate swap contract with the counterparty. The fair value of these agreements is recorded in the Consolidated Balance Sheets in Accrued interest and other liabilities.

Mortgage derivatives - First Financial enters into IRLCs and forward commitments for the future delivery of mortgage loans to third party investors, which are considered derivatives. When borrowers secure an IRLC with First Financial and the loan is intended to be sold, First Financial will enter into forward commitments for the future delivery of the loans to third party investors in order to hedge against the effect of changes in interest rates impacting IRLCs and and Loans held for sale. The fair value of these agreements is recorded in the Consolidated Balance Sheets in Accrued interest and other assets.

Stock-based compensation. First Financial grants stock-based awards, including restricted stock awards and options to purchase the Company’s common stock. Stock option grants are for a fixed number of shares to employees and directors with an exercise price equal to the fair value of the shares at the date of grant. Stock-based compensation expense is recognized in the Consolidated Statements of Income on a straight-line basis over the vesting period. As compensation expense is recognized, a deferred tax asset is recorded that represents an estimate of the future tax deduction from exercise. At the time stock-based awards are exercised, canceled or expire, First Financial may be required to recognize an adjustment to tax expense.

Earnings per share. Basic earnings per common share is computed by dividing net income available to common shareholders by the weighted average number of shares of common stock outstanding during the period. Diluted earnings per common share is computed by dividing net income available to common shareholders by the weighted average number of common shares outstanding, unvested shares and dilutive common stock equivalents outstanding during the period. Common stock equivalents, which consist of common stock issuable under the assumed exercise of stock options granted under First Financial's stock-based compensation plans and the assumed conversion of common stock warrants, are calculated using the treasury stock method.

Segments and related information. While the Company monitors the operating results of its six lines of business, operations are managed and financial performance is evaluated on a consolidated basis. Accordingly, and consistent with prior years, all of the Company's operations are considered by management to be aggregated in one reportable operating segment.